Convertible Promissory Notes	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Promissory Notes
12.	CONVERTIBLE PROMISSORY NOTES

During the year ended December 31, 2017, the Company issued convertible promissory notes (the “2017 Convertible Notes”), in the aggregate principal amount of $675,000 to nine new investors and an existing shareholder, at an interest rate of 5% per annum, compounded annually on the unconverted and unpaid principal amount until the first to occur of (i) the maturity date, subject to further extension at investors’ election, (ii) the last day of the lockup period related to the IPO, (iii) the date of any conversion of the convertible promissory note in full, and (iv) the date of any other repayment or redemption of the convertible promissory note in full. The 2017 Convertible Notes will mature on their respective third anniversary dates, subject to a further extension by the noteholders if the Company’s public offering does not occur within the first three years. The noteholders may elect to extend the term of the 2017 Convertible Notes for an additional two years if no IPO closing date has occurred on or before the respective third anniversary date.

The noteholders have the right, at their option, to convert the outstanding principal amount of the 2017 Convertible Notes, (i) in whole or in part of a minimum of 50%, into fully paid and non-assessable ordinary shares of the Company at any time following the IPO closing date up to the maturity date if an IPO occurs, at a conversion price calculated according to an agreed-upon formula which stipulates a discount to the IPO price based on a discount rate and the time period between the issuance dates of the relevant 2017 Convertible Notes and the IPO pricing date, subject to certain anti-dilution adjustments; or (ii) in whole or in part of a minimum of 50%, on the date of closing of the first change in control event up to the maturity date or in whole but not in part on the maturity date if no IPO occurs, at a conversion price initially set at $14.807, subject to certain anti-dilution adjustments (the “Conversion Option”).

Notwithstanding the repayment on the maturity date as described above, if no IPO occurs, the 2017 Convertible Notes may be prepaid, in whole or in an amount equal to the outstanding unconverted and unpaid principal amount multiplied by 1.31, plus interest accrued and unpaid, on 18-month anniversary of the issuance dates, or if the noteholders elect to effect two years’ extension, the 2017 Convertible Notes may be prepaid in whole in the amount as described above on the 18-month anniversary of the respective third anniversary dates. Both the extension feature and prepayment feature are collectively referred to the “Embedded Call Option” hereafter.

If an event of default as defined in the 2017 Convertible Notes were to occur, the outstanding obligation under the 2017 Convertible Notes would be immediately due and payable (“Contingent Redemption Option”). If the event of default is related to any failure by the Company to pay amounts due under the 2017 Convertible Notes for more than three days after the original due date of such payment, an interest of 20% in lieu of the original interest will accrue on the principal or interest that is overdue (“Contingent Interest Feature”).

The initial carrying value of the Convertible Note is the consideration received from the Investors. The Company evaluated and determined if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features (“BCF”).

The Embedded Call Option, Contingent Redemption Option and Contingent Interest Feature did not qualify for derivative accounting because those were clearly and closely related to the host instrument.

BCF exists when the conversion price of the convertible note is lower than the fair value of the ordinary share at the commitment date. When a BCF exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the convertible note as a contribution to additional paid-in capital. The resulting discount to the convertible note is then accreted to the redemption value using the effective interest method as an interest expense recorded in the consolidated statements of operations. The Company determined the estimated fair value of the ordinary share with the assistance from an independent third party valuation firm.

On the respective commitment dates, the favourable conversion price used to measure the BCF for the 2017 Convertible Notes was the effective conversion price of $14.807. No BCF was recognized for the 2017 Convertible Notes as the fair values per ordinary share at each of the commitment dates were less than the favourable conversion price.

Following the closing of the IPO on October 20, 2017, the American Depository Shares (“ADSs”) representing the underlying Class A ordinary shares are publicly traded and the Conversion Option is subject to derivative accounting. The Company elected to use the fair value option which would require the hybrid instrument to be measured at fair value with any changes in fair value recognized in earnings. For the financial year ended December 31, 2017, the Company recorded an expense of $51,950 as changes in fair value of convertible promissory notes in the consolidated statement of operations following the IPO of the Company.